1-2360

Certnys

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

[redacted]

13003786

NYSE EURONEXT

Received SEC
NOV - 8 2013
Washington, DC 20549

November 8, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, International Business Machines Corporation €1,500,000,000 1.875% Notes Due 2020 and €1,000,000,000 2.875% Notes Due 2025 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 6, 2013. Tentative listing date – November 11, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com